Audited Consolidated Balance Sheet as of December 31, 2016 and Unaudited Interim Consolidated Balance Sheet as of June 30, 2017 - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets:
Cash	$ 48,980	$ 11,687
Advances to suppliers	1,276	799
Deferred IPO costs	0	1,861
Prepaid expenses	338	176
Other current assets	227	184
Total current assets	50,821	14,707
Noncurrent assets:
Property and equipment, net	87	80
Other noncurrent assets	210	121
Total noncurrent assets	297	201
Total assets	51,118	14,908
Current liabilities:
Accounts payable	2,030	444
Due to related parties	2	210
Government grants	295	288
Accrued expenses	584	1,432
Other current liabilities	301	235
Total current liabilities	3,212	2,609
Total liabilities	3,212	2,609
Commitments and contingencies
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 16,879,628 shares and 22,844,962 shares issued and outstanding as of December 31, 2016 and June 30, 2017, respectively)	2	2
Additional paid-in capital	141,143	44,369
Accumulated deficit	(92,865)	(32,128)
Accumulated other comprehensive loss	(94)	(91)
Total BeyondSpring Inc.’s equity	48,186	12,152
Noncontrolling interests	(280)	147
Total equity	47,906	12,299
Total liabilities and equity	$ 51,118	$ 14,908